CORPORATE RESTRUCTURING COSTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Provision recorded for restructuring charges	CAD 62	CAD 99	CAD 87
Total corporate restructuring charges	6	44
Restructuring and related activities, costs capitalized			8
Employee Severance
Restructuring Cost and Reserve [Line Items]
Corporate restructuring costs incurred			122
Provision recorded for restructuring charges	9	36	60
Total corporate restructuring charges	0	0	209
Restructuring costs recoverable through regulatory and tolling structures			58
Cumulative restructuring costs incurred	86
Employee Severance | Regulatory asset
Restructuring Cost and Reserve [Line Items]
Total corporate restructuring charges	3	22	44
Employee Severance | Plant operating cost and other
Restructuring Cost and Reserve [Line Items]
Total corporate restructuring charges	3	22	CAD 157
Lease Commitments
Restructuring Cost and Reserve [Line Items]
Total corporate restructuring charges	6	CAD 44
Cumulative restructuring costs incurred	CAD 38